SHARE-BASED PAYMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of share based arrangement expense and fair value of units granted
Share-based payment expense, which is classified as selling, general, and administrative expenses on the unaudited condensed consolidated interim statement of income and other comprehensive income was as follows:

	For the three months ended September 30,		For the nine months ended September 30,
In millions	2025	2024	2025	2024
Restricted and performance share units	$9.5	$4.9	$21.1	$8.8
Equity-settled share options	0.6	(1.1)	5.9	5.1
Cash-settled awards	—	1.8	—	1.4
Total	$10.1	$5.6	$27.0	$15.3
The following table summarizes the activity in RSUs for employees and non-employee directors during the nine months ended September 30, 2025 and 2024.

	For the nine months ended September 30,
	2025		2024
RSU's	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	1,018,974	$13.63	—	$—
Granted during the year	692,476	27.43	1,101,085	13.63
Vested during the year	(380,003)	13.83	(10,060)	13.64
Forfeited during the year	(82,183)	18.45	(16,154)	13.64
Outstanding at September 30,	1,249,264	$20.90	1,074,871	$13.63

The following table summarizes the activity in PSUs for employees during the nine months ended September 30, 2025 and 2024.

	For the nine months ended September 30,
	2025		2024
PSU's	Number of units	Weighted Average Grant Date Fair Value	Number of units	Weighted Average Grant Date Fair Value
Outstanding at January 1,	1,888,821	$14.55	—	$—
Granted during the year	1,176,450	27.22	2,012,596	14.55
Vested during the year	(19,155)	15.46	—	—
Forfeited during the year	(166,687)	18.61	(30,096)	14.55
Outstanding at September 30,	2,879,429	$19.48	1,982,500	$14.55

Schedule of activity of share options
The following table summarizes the activity of share options under the 2019 and 2023 ESOP during the nine months ended September 30, 2025 and 2024.

	For the nine months ended September 30,
	2025		2024
2019 & 2023 ESOP	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at January 1,	12,707,243	$10.02	14,911,455	$9.56
Granted during the year	—	—	—	—
Forfeited during the year	(152,036)	10.06	(687,366)	10.38
Exercised during the year	(2,354,569)	10.67	(300,000)	7.68
Outstanding at September 30,	10,200,638	9.87	13,924,089	9.56
Exercisable at September 30,	5,656,530	$9.72	8,258,877	$9.74